Capital Stock - Changes in Issued and Outstanding Common Shares (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 02, 2013	Mar. 03, 2012	Feb. 26, 2011
Class of Stock [Line Items]
Capital stock outstanding, Shares, Beginning Balance	524,159,844
Exercise of stock options		291,000	3,737,000
Capital stock outstanding, Shares, Ending Balance	524,159,844	524,159,844
Exercise of stock options		$ 9	$ 67
Stock-based compensation	86	97	72
Tax deficiencies related to stock-based compensation	(11)	(2)	(1)
Purchase of treasury stock	(25)	(156)	(76)
Common shares repurchased			(2,077)
Treasury Stock [Member]
Class of Stock [Line Items]
Capital stock outstanding, Shares, Beginning Balance	8,711,000	2,753,000	1,459,000
Stock-based compensation
Tax deficiencies related to stock-based compensation
Purchase of treasury stock	3,006,000	6,317,000	1,471,000
Treasury stock vested	(2,697,000)	(359,000)	(177,000)
Capital stock outstanding, Shares, Ending Balance	9,020,000	8,711,000	2,753,000
Capital stock outstanding, Value, Beginning Balance	(299)	(160)	(94)
Purchase of treasury stock	(25)	(156)	(76)
Treasury stock vested	90	17	10
Capital stock outstanding, Value, Ending Balance	(234)	(299)	(160)
Capital Stock and Additional Paid-In Capital [Member]
Class of Stock [Line Items]
Capital stock outstanding, Shares, Beginning Balance	524,160,000	523,869,000	557,329,000
Exercise of stock options		291,000	3,737,000
Stock-based compensation
Tax deficiencies related to stock-based compensation
Treasury stock vested			2,000
Common shares repurchased			(37,199,000)
Capital stock outstanding, Shares, Ending Balance	524,160,000	524,160,000	523,869,000
Capital stock outstanding, Value, Beginning Balance	2,446	2,359	2,372
Exercise of stock options		9	67
Stock-based compensation	86	97	72
Tax deficiencies related to stock-based compensation	(11)	(2)	(1)
Treasury stock vested	(90)	(17)	(10)
Common shares repurchased			(141)
Capital stock outstanding, Value, Ending Balance	$ 2,431	$ 2,446	$ 2,359